Share Capital and Premium (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jun. 30, 2019 R / shares
Disclosure of classes of share capital [line items]
Share capital	$ 16	$ 16	$ 16
Balance at beginning of period	7,208	7,171	7,171
Ordinary shares issued	21	23	37
Balance at end of period	7,229	7,194	7,208
Redeemable preference shares held within the group	(53)	(53)	(53)
Share premium, net of treasury shares	7,176	7,141	7,155
Share capital and premium	$ 7,192	7,157	7,171
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	600,000,000
Par value per share | R / shares				R 0.25
Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	2,000,000
Par value per share | R / shares				0.50
Number of shares issued and fully paid | shares	2,000,000
Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	5,000,000
Par value per share | R / shares				0.01
Number of shares issued and fully paid | shares	778,896
Series C redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	30,000,000
Authorised
Disclosure of classes of share capital [line items]
Share capital	$ 23	23	23
Authorised | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital	23	23	23
Authorised | Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Authorised | Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Authorised | Series C redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Issued and fully paid
Disclosure of classes of share capital [line items]
Share capital	16	16	16
Issued and fully paid | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital	$ 16	$ 16	$ 16
Par value per share | R / shares				R 0.25
Number of shares issued and fully paid | shares	414,656,454	411,611,313	412,769,980
Issued and fully paid | Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	$ 0	$ 0	$ 0
Issued and fully paid | Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Treasury shares held within the group | Series A and B redeemable preference shares
Disclosure of classes of share capital [line items]
Share capital	$ 0	$ 0	$ 0
Treasury shares held within the group | shares	2,778,896